Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 5,310	$ 44,638	$ 98,094
Other comprehensive (loss) / income:
Foreign currency translation (loss) / gain	10	178	(211)
Total comprehensive income	$ 5,320	$ 44,816	$ 97,883